April 26, 2012

George J. Zornada

Phone: 617.261.3231

Fax: 617.261.3175

george.zornada@klgates.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: John M. Ganley, Esq.

RE:	Salient Midstream & MLP Fund (the “Fund”)

File Nos.: 333-177913; 811-22626

Dear Mr. Ganley:

We have received the Staff’s oral comments (the “Comments”) on the Fund’s Pre-Effective Amendment No. 1 to the above registration statement, filed on April 13, 2012. We respectfully submit this response letter on behalf of the Fund, which accompanies Pre-Effective Amendment No. 2 to the Registration Statement (“Pre-Effective Amendment No. 2”).

Pre-Effective Amendment No. 2 addresses the Comments. We believe that the disclosure changes and supplemental responses discussed in this letter are fully responsive to the Staff’s Comments and resolve all Comments. Pre-Effective amendment No. 2 contains required seed audit financial statements and the Fund’s “red herring” prospectus. It is anticipated that after the offering is sized in a third pre-effective amendment filing, the Fund will seek effectiveness of its registration statement, as amended, in May 2012. The Fund will, in connection therewith, make the requested representations and file the necessary acceleration requests.

We have, for the convenience of the Staff, repeated below the Comments followed by the Fund’s response. Defined terms have the same meanings as used by the Fund in the Pre-Effective Amendment No. 2.

Comments

1.	Where disclosure addresses leverage as a percentage of the Fund’s total assets, followed by the same percentage representing the Fund’s net assets, please ensure a conforming presentation throughout the Prospectus such that a representation of total assets is followed by, for example, a parenthetical expressing the same figure in terms of net assets when discussing the Fund’ portfolio strategies. Please use a similar presentation with similar disclosure.

Response:    The requested changes will be made where possible to calculate.

2.	In light of the Fund’s expressed intentions on the use of leverage, on the inside front cover of the Prospectus and then throughout the Prospectus, where the term Leverage Instruments is defined, consider deleting the term and using the more easily understood term “preferred shares.”

Response:    The requested changes have been made.

3.	As a supplemental response, please confirm that if the Fund ever were to issue commercial paper, that such issuance would be registered under the Securities Act of 1933, as amended (“1933 Act”).

Response:    The Fund confirms that, if it were to issue commercial paper, such issuance would be registered under the 1933 Act.

4.	On the inside front cover of the Prospectus, in the paragraph captioned “Options Strategy,” please add in the first sentence the mention of the ability to use uncovered calls as well as covered calls, based on the discussion later in the paragraph of such potential use and the limits thereon.

Response:    The requested change has been made.

5.	As a supplemental response, please state whether the financial statements for any subsidiary C corporation will be filed separately, or whether the Fund will file its financial statements on a consolidated basis reflecting the Fund’s investment in any subsidiary C corporation.

Response:    As a supplemental response, the Fund confirms that the Fund’s financial statements will reflect any Fund investment in a subsidiary C corporation on a consolidated basis. We note that the Fund’s independent public accountants have agreed with such consolidated treatment.

6.	In the Summary section of the Prospectus, on page 9, please consider dividing the disclosure in “Options Risk” into two paragraphs, with the second paragraph describing uncovered calls as reflected in the latter half of the existing paragraph.

Response:    The requested change has been made.

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Thank you for your attention to these matters. If you have any questions, I may be reached at (617) 261-3231. You also may contact Trayne Wheeler at (617) 951-9068.

Sincerely,

/s/ George J. Zornada
George J. Zornada